LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS (Details 7) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Total	$ 83,315	$ 78,298	$ 68,140
Commercial loans [Member]
Disclosure of financial assets [line items]
Total	32,401	27,185	26,032
Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	39,972	41,072	35,565
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total	$ 10,942	$ 10,041	$ 6,543